Advances from Federal Home Loan Bank of New York ("FHLB") (Tables)	12 Months Ended
Mar. 31, 2017
Banking And Thrift [Abstract]
Schedule of Maturities and Weighted Average Fixed Interest Rates of FHLB Advances

The maturities and weighted average fixed interest rates of FHLB advances were as follows:

	March 31,
	2017		2016
		Weighted		Weighted
		Average		Average
	Balance	Interest Rate	Balance	Interest Rate
	(Dollars In Thousands)
Due one year or less	$121,000	1.86%	$119,000	0.74%
After one to two years	109,500	1.61	60,500	2.56
After two to three years	15,300	1.57	37,000	2.20
After three to four years	15,000	1.95	—	—
After four to five years	15,000	1.58	15,000	1.95
	$275,800	1.74%	$231,500	1.53%

Summary of Carrying Value of Collateral Pledged for Advances

The carrying value of collateral pledged for the above advances was as follows:

	March 31,
	2017	2016
	(In Thousands)
Mortgage-backed securities held to maturity	$71,751	$83,416
One- to four-family real estate mortgages	377,437	311,895
	$449,188	$395,311